Contract liabilities - Summary of contract liabilities arising from barter deals with sports rights licensors (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	€ 46,687	€ 43,994
Unsatisfied performance obligations	2,122,582	1,854,565
Due within one year
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	9,676	7,240
Unsatisfied performance obligations	1,356,955	1,030,799
between more than one and less than two years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	8,261	5,492
Unsatisfied performance obligations	410,600	547,348
between more than two and less than three years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	7,799	4,931
Unsatisfied performance obligations	234,443	147,783
between more than three and less than four years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	17,814	4,674
Unsatisfied performance obligations	65,863	77,729
between four years and not later than ten years
Disclosure in tabular form of contract liabilities from barter deals with sports to be recognized in the future
Contract liabilities	3,137	21,657
Unsatisfied performance obligations	€ 54,721	€ 50,906